Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2019	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 23, 2020	Jun. 17, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized				150,000,000		150,000,000		138,000,000	0
Cash distribution amount		$ 1,400	$ 44,000
Number of Shares, Exercised						28,547
Equity-based compensation expense related to employees	$ 200			$ 2,129	$ 368	$ 4,595	$ 1,629	$ 2,498	$ 3,893
Number of shares granted						3,177,278		2,121,406
Common stock shares issued				41,162,392		41,162,392		2,250,696	0	2,576,484
Common stock, shares outstanding				41,096,319		41,096,319		2,250,696	0	2,576,484
Common Stock, Capital Stock Reserved for Future Issuance				7,963,338		7,963,338
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized				0		0
Common stock vested at an aggregate fair value						$ 200
Total compensation cost related to stock options not yet recognized				$ 500		$ 500
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						1 year 7 months 6 days
Common stock vested number of shares						18,870
Restricted stock award, forfeitures, dividends						18,064
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value of options granted (in dollars per share)						$ 6.62		$ 3.25
Number of Shares, Exercised								0
Total compensation cost related to stock options not yet recognized				$ 22,100		$ 22,100		$ 6,200
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						3 years 1 month 6 days		3 years 6 months
Share-based Payment Arrangement, Employee [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense related to employees									$ 3,500
Share-based Payment Arrangement, Nonemployee [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense related to employees									400
Service Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, vesting Period								4 years
Share based compensation, expiration period								10 years
2020 Stock Option And Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares outstanding				2,630,487		2,630,487					1,231,361
Common Stock, Capital Stock Reserved for Future Issuance											3,436,632
Percentage of proceeding common stock shares outstanding				4.00%		4.00%
Annual increase common stock issuance						3,436,632
2019 Stock Option And Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, forfeited						69,232
2020 Employee stock purchase plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued under ESPP						0
2020 Employee stock purchase plan [Member] | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, vesting Period						4 years
Weighted average fair value of options granted (in dollars per share)						$ 44.02
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						3 years 2 months 12 days
Vested, Shares (in shares)						0
Number of shares forfeited (in shares)						0
Restricted stock units, issued						18,200
Total compensation cost related to stock options not yet recognized				$ 800		$ 800
Enterprise Incentive Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock vested at an aggregate fair value								$ 2,300	$ 3,800
Share based compensation arrangement by share based payment weighted average discount grant date fair value percentage									21.70%
Enterprise Incentive Shares | Service Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, vesting Period									4 years
Enterprise Incentive Shares | Common Class 1 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized									4,225,175
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized	3,039,158							5,427,377
Share-based Payment Arrangement, Tranche One [Member] | Service Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vesting percentage								25.00%
Share-based Payment Arrangement, Tranche One [Member] | Enterprise Incentive Shares | Service Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vesting percentage									25.00%
Share-based Payment Arrangement, Tranche One [Member] | Enterprise Incentive Shares | Performance Based Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vesting percentage									50.00%
Share-based Payment Arrangement, Tranche One [Member] | Enterprise Incentive Shares | Performance Based Stock Awards [Member] | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vesting condition, gross proceeds from initial public offering									$ 50,000
Share based compensation, vesting condition, cash and value of all property distributed to holders									150,000
Share-based Payment Arrangement, Tranche One [Member] | Enterprise Incentive Shares | Performance Based Stock Awards [Member] | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vesting condition, cash and value of all property distributed to holders									$ 150,000
Share-based Payment Arrangement, Tranche Two [Member] | Service Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, vesting Period								36 months
Share-based Payment Arrangement, Tranche Two [Member] | Enterprise Incentive Shares | Service Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units, vesting Period									36 months
Share-based Payment Arrangement, Tranche Two [Member] | Enterprise Incentive Shares | Performance Based Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vesting percentage									50.00%
Share-based Payment Arrangement, Tranche Two [Member] | Enterprise Incentive Shares | Performance Based Stock Awards [Member] | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, vesting condition, cash and value of all property distributed to holders									$ 300,000
Enterprise Junior Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized				0		0
Common stock vested at an aggregate fair value						$ 400		$ 400
Total compensation cost related to stock options not yet recognized								$ 1,900
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition								2 years 3 months 18 days
Number of shares granted						0
Vested, Shares (in shares)						63,779		2,597,091
Number of shares forfeited (in shares)						104,870		39,705
Stock issued during period, shares, conversion of convertible securities						2,124,845
Common stock shares issued				0		0
Common stock, shares outstanding				0		0
Enterprise Junior Stock | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock issued during period, shares, conversion of convertible securities						103,007
Enterprise Junior Stock | Vested
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of stock, shares converted						2,660,870
Enterprise Junior Stock | Nonvested
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of stock, shares converted						161,111